ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 620,665	R$ 659,082
Current	382,800	245,429
Non-current	R$ 237,865	R$ 413,653